Shareholders' equity, capital distribution and earnings per share - Share capital activity (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 NOK (kr) shares kr / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 NOK (kr) kr / shares shares	Dec. 31, 2023 NOK (kr) kr / shares shares
Shares issued
Share capital, beginning balance (in shares)	3,003,104,605	3,003,104,605
Capital reduction (in shares)	(210,323,375)	(210,323,375)
Share capital, ending balance (in shares)	2,792,781,230	2,792,781,230	3,003,104,605
Nominal value, beginning balance (in NOK per share) | kr / shares		kr 2.5
Nominal value, capital reduction (in NOK per share) | kr / shares		2.5
Nominal value, ending balance (in NOK per share) | kr / shares		kr 2.5
Issued capital
Share capital beginning balance	$ 1,100,516,941	kr 7,507,761,512.5
Capital reduction	(48,823,935)	(525,808,437.5)
Share capital ending balance	$ 1,051,693,006	kr 6,981,953,075	$ 1,100,516,941
Shares outstanding
Issued (in shares)	2,792,781,230		3,003,104,605		2,792,781,230	3,003,104,605
Nominal value (in NOK per share) | kr / shares					kr 2.5	kr 2.5
Issued	$ 1,051,693,006		$ 1,100,516,941		kr 6,981,953,075	kr 7,507,761,512.5
Share buy-back programme | $	$ (5,936,000,000)		$ (5,685,000,000)	$ (3,380,000,000)
Common stock outstanding
Shares issued
Share capital, ending balance (in shares)	2,792,781,230	2,792,781,230
Nominal value, ending balance (in NOK per share) | kr / shares		kr 2.5
Issued capital
Share capital ending balance | kr		kr 6,981,953,075
Shares outstanding
Authorised (in shares)	2,792,781,230				2,792,781,230
Issued (in shares)	2,792,781,230				2,792,781,230
Share buy-back programme (in shares)	(56,267,027)	(56,267,027)
Employees share saving plan (in shares)	(8,987,375)	(8,987,375)
Total outstanding shares (in shares)	2,727,526,828				2,727,526,828
Nominal value (in NOK per share) | kr / shares					kr 2.5
Issued | kr					kr 6,981,953,075
Authorised | kr					6,981,953,075
Share buy-back programme | kr		kr (140,667,567.5)
Employees share saving plan | kr		kr (22,468,437.5)
Total outstanding shares | kr					kr 6,818,817,070
Share buy-back programme
Shares issued
Nominal value, ending balance (in NOK per share) | kr / shares		kr 2.5
Shares outstanding
Total outstanding shares (in shares)	56,267,027		49,486,793	42,619,172	56,267,027	49,486,793
Nominal value (in NOK per share) | kr / shares					kr 2.5
Employees share saving plan
Shares issued
Nominal value, ending balance (in NOK per share) | kr / shares		kr 2.5
Shares outstanding
Nominal value (in NOK per share) | kr / shares					kr 2.5